Net loss per share - Schedule of Antidilutive Securities Excluded from Diluted Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	54,584,553	12,145,560	54,584,553	184,243,282	183,505,007	171,292,096
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	33,477,833	5,183,834	33,477,833	37,296,034	36,557,759	24,344,848
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)			0	139,444,346	139,444,346	139,444,346
Warrants to purchase common stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	0	4,342,956	0	4,884,132	7,502,902	4,884,132
Warrants to purchase convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	0	2,618,770	0	2,618,770	0	2,618,770